Basis of Presenting Financial Statements	12 Months Ended
Dec. 31, 2017
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Basis of Presenting Financial Statements
2.	Basis of Presenting Financial Statements

(a)	Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized for issuance by the Board of Directors on January 22, 2018.

(b)	Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statements of financial position:

•	derivative instruments, financial assets at fair value through profit or loss and available-for-sale financial assets are measured at fair value, and
•	net defined benefit liabilities are recognized as the present value of defined benefit obligations less the fair value of plan assets

(c)	Functional and Presentation Currency

The consolidated financial statements are presented in Korean won, which is the Controlling Company’s functional currency.

(d)	Use of Estimates and Judgments

The preparation of the consolidated financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Classification of financial instruments (note 3.(e))

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next 12 months is included in the following notes:

•	Recognition and measurement of provisions (note 3.(k), 13 and 15.(a))

•	Measurement of defined benefit obligations (note 12)

•	Deferred tax assets and liabilities (note 24)